Schedule I - Condensed Financial Information Of Registrant (Narrative) (Details) $ in Thousands					6 Months Ended	12 Months Ended
	Apr. 01, 2015 USD ($) shares	Feb. 11, 2015 USD ($) item shares	Jun. 27, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Condensed Financial Statements, Captions [Line Items]
Equity contributions from AES						$ 0	$ 106,400	$ 49,091
Common shares issued | shares		100
Ownership percentage by parent						88.40%
Common stock issued and sold to CDPQ						$ 214,366
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity contributions from AES			$ 106,400	$ 49,100		0	$ 106,400	$ 49,091
Additional investment through agreement		$ 349,000
Direct and indirect ownership percentage		30.00%
Increase in ownership percentage after investment		17.65%
Ownership percentage by parent		82.35%
Number of board members | item		11
Common stock issued and sold to CDPQ						$ 214,366
AES U.S. Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Percentage by Non-controlling Interest						15.00%
Ownership percentage by parent		85.00%
Number of board members | item		9
CDPQ [Member]
Condensed Financial Statements, Captions [Line Items]
Minimum ownership percentage to retain board members		5.00%
Ownership percentage by parent					11.60%
Number of board members | item		2
Percentage Of Direct And Indirect Ownership Share Of IPALCO	24.90%
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock issued and sold to CDPQ (shares) | shares	11,818,828
Common stock issued and sold to CDPQ	$ 214,400
Common Stock [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock issued and sold to CDPQ (shares) | shares	11,818,828
Common stock issued and sold to CDPQ	$ 214,400